BB&T VARIABLE INSURANCE FUNDS
SUPPLEMENT DATED OCTOBER 1, 2010
TO THE PROSPECTUSES OF
BB&T CAPITAL MANAGER EQUITY VIF, BB&T SELECT EQUITY VIF,
BB&T SPECIAL OPPORTUNITIES EQUITY VIF AND BB&T TOTAL RETURN BOND VIF,
EACH DATED MAY 1, 2010, AS AMENDED
This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Prospectuses of BB&T Capital Manager Equity VIF, BB&T Select Equity VIF, BB&T Special Opportunities Equity VIF and BB&T Total Return Bond VIF (collectively, the “Prospectuses”), each dated May 1, 2010, as amended:
All BB&T Variable Insurance Funds
Effective immediately, Sterling Capital Management LLC (“Sterling Capital”) replaces BB&T Asset Management, Inc. as the investment adviser and administrator to the BB&T Variable Insurance Funds (the “Funds”). References in the Prospectuses to “BB&T Asset Management, Inc.” and “BB&T Asset Management” are replaced with “Sterling Capital Management LLC” and “Sterling Capital”, respectively.
In addition, the three paragraphs under the heading “Investment Adviser” in each of the Prospectuses are deleted and replaced with the following:
Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) is the investment adviser for the Fund. Sterling Capital, located at Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, NC 28211, is a North Carolina limited liability company and an independently managed subsidiary of BB&T Corporation (“BB&T”). Sterling Capital manages and supervises the investment of the Fund’s assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970.
As of June 30, 2010, Sterling Capital had approximately $15 billion in assets under management.
BB&T Total Return Bond VIF
Prior to October 1, 2010, Sterling Capital served as sub-adviser to the BB&T Total Return Bond VIF. Because Sterling Capital is now the investment adviser for the Fund, there is no longer a sub-adviser associated with the investment management of the BB&T Total Return Bond VIF.
Please contact your financial advisor or BB&T Variable Insurance Funds at 1-800-228-1872 if you have any questions.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS FOR FUTURE REFERENCE.
VIF-PROSUP-1010

BB&T VARIABLE INSURANCE FUNDS
SUPPLEMENT DATED OCTOBER 1, 2010
TO THE
BB&T VARIABLE INSURANCE FUNDS
STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2010, AS AMENDED
This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the BB&T Variable Insurance Funds Statement of Additional Information (the “SAI”) dated May 1, 2010, as amended:
Effective immediately, Sterling Capital Management LLC (“Sterling Capital”) replaces BB&T Asset Management, Inc. (“BB&T Asset Management”) as the investment adviser and administrator to the BB&T Variable Insurance Funds (the “Funds”). References in the SAI to “BB&T Asset Management, Inc.” and “BB&T Asset Management” are replaced with “Sterling Capital Management LLC” and “Sterling Capital”, respectively.
Prior to October 1, 2010, BB&T Asset Management served as investment adviser to each series of the Funds. BB&T Asset Management also had entered into investment sub-advisory agreements with Scott & Stringfellow LLC (“Scott & Stringfellow”) and Sterling Capital to provide sub-advisory services to certain series of the Funds (such advisory and sub-advisory agreements, collectively, the “Pre-Reorganization Agreements”). The Pre-Reorganization Agreements are described in the SAI under the headings “INVESTMENT ADVISERS” and “INVESTMENT SUB-ADVISERS.” The Pre-Reorganization Agreements automatically terminated on October 1, 2010 in connection with the closing of a reorganization transaction involving Sterling Capital, an independently managed subsidiary of BB&T Corporation, followed by the merger of BB&T Asset Management with and into Sterling Capital.
The Board of Trustees and shareholders approved a new investment advisory agreement between the Funds, on behalf of each series thereof, and Sterling Capital, as well as a new investment sub-advisory agreement between Sterling Capital and Scott & Stringfellow with respect to BB&T Special Opportunities Equity VIF. The new investment advisory and sub-advisory agreements (collectively, the “Post-Reorganization Agreements”) became effective with respect to a Fund upon the automatic termination of the corresponding Pre-Reorganization Agreement. The terms of the Post-Reorganization Agreements are substantially identical to those of the Pre-Reorganization Agreements.
Please contact your financial advisor or BB&T Variable Insurance Funds at 1-800-228-1872 if you have any questions.
SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
VIF-SAISUP-1010